Fair Value Measurements	3 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4: - FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available-for-sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

As of March 31, 2025 and December 31, 2024, the Company did not have any assets or liabilities valued based on Level 3 valuations.

The Company’s financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of March 31, 2025, and December 31, 2024, respectively:

	As of March 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$33,372	$-	$33,372
Foreign currency derivative contracts	-	156	-	156

Liabilities:
Foreign currency derivative contracts	-	(402)	-	(402)

Total financial net assets	$-	$33,126	$-	$33,126

	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$26,470	$-	$26,470
Foreign currency derivative contracts	-	584	-	584

Liabilities:
Foreign currency derivative contracts	-	(224)	-	(224)

Total financial net assets	$-	$26,830	$-	$26,830